Common Stock and Warrants (Details Narrative) - $ / shares	12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015
Common Stock And Warrants Details Narrative
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	28,500,221	26,572,615
Common stock, shares outstanding	28,500,221	26,572,615
Cashless exercise options	556,667
Common stock, shares issued during period	282,106